Statements of Cash Flow - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Operating activities:
Loss before income taxes		$ (19,638)	$ (53,580)	[1],[2]	$ (37,522)	[1],[2]
Non-cash adjustment to reconcile profit (loss) before tax to net cash used in operating activities:
Amortization and impairment of property, plant and equipment		3,354	3,752	[1]	4,126	[1]
Amortization and impairment of intangible assets		7,199	6,018	[1]	4,279	[1]
Share-based payment expense		5,135	2,985	[1]	1,797	[1]
Increase (Decrease) in provisions		461	152	[1]	(202)	[1]
Interest expense, net		11,285	14,471	[1]	9,588	[1]
Change in the fair value of convertible debt embedded derivative		(3,848)	13,129	[1]	0	[1]
Impact of debt reimbursement		(5,177)	0	[1]	0	[1]
Convertible debt amendments		0	(1,399)	[1]	0	[1]
Foreign exchange loss (gain)		(1,034)	2,752	[1]	(420)	[1]
Loss (gain) on disposal of property, plant and equipment		48	6	[1]	(22)	[1]
Bad debt expense		65	4	[1]	515	[1]
Working capital adjustments:
Decrease (Increase) in trade receivables and other receivables		1,366	(8,537)	[1]	6,546	[1]
Decrease (Increase) in inventories		(208)	439	[1]	1,579	[1]
Decrease (Increase) in research tax credit receivable		(3,682)	(718)	[1]	622	[1]
Increase (Decrease) in trade payables and other liabilities		4,693	6,216	[1]	(705)	[1]
Increase (Decrease) in contract liabilities		(6,791)	(5,063)	[1]	14,984	[1]
Increase (Decrease) in government grant advances (1)		(1,387)	270	[1]	288	[1]
Income tax paid		(346)	(286)	[1]	(365)	[1]
Net cash flow from (used in) operating activities		(8,505)	(19,389)	[1]	5,088	[1]
Investing activities:
Purchase of intangible assets and property, plant and equipment		(9,544)	(6,566)	[1]	(3,520)	[1]
Capitalized development expenditures		(19,375)	(7,209)	[1]	(5,626)	[1]
Sale (Purchase) of financial assets		(1,694)	(116)	[1]	(5)	[1]
Decrease (Increase) of short-term deposit		10,900	(10,900)	[1]	0	[1]
Interest received		47	29	[1]	50	[1]
Net cash flow used in investments activities		(19,666)	(24,762)	[1]	(9,101)	[1]
Financing activities:
Public and private equity offering proceeds, net of transaction costs paid		9,852	29,272	[1]	0	[1]
Proceeds from issue of warrants to a strategic partner, net of transaction costs paid		0	0	[1]	8,269	[1]
Proceeds from issue of warrants and exercise of stock options/warrants granted under share-based payment plans, net of transaction costs		138	32	[1]	0	[1]
Proceeds from (repayment of) interest-bearing receivables financing		21	9,914	[1]	(6,227)	[1]
Proceeds from interest-bearing research project financing		0	405	[1]	1,126	[1]
Proceeds from government loans		0	5,392	[1]	0	[1]
Proceeds from convertible debt, net of transaction cost		39,682	2,050	[1]	7,967	[1]
Repayment of venture debt		(7,869)	(5,165)	[1]	(801)	[1]
Repayment of government loans		(469)	(241)	[1]	(447)	[1]
Repayment of convertible debt and accrued interest		(8,750)	0	[1]	0	[1]
Repayment of interest-bearing research project financing		(804)	(355)	[1]	(168)	[1]
Payment of lease liabilities		(1,063)	(1,221)	[1]	(1,299)	[1]
Interest paid		(5,310)	(2,461)	[1]	(2,396)	[1]
Net cash flows from financing activities		25,428	37,622	[1]	6,024	[1]
Net increase (decrease) in cash and cash equivalents		(2,743)	(6,529)	[1]	2,011	[1]
Net foreign exchange difference		4	5	[1]	1	[1]
Cash and cash equivalents at January 1	[1]	7,574	14,098		12,086
Cash and cash equivalents at period end		$ 4,835	$ 7,574	[1]	$ 14,098	[1]

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2
[2]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2